Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Cash and cash equivalents including discontinued operations cash	$ 100.4	$ 27.4